September 4, 1998

Filing Desk
U.S. Securities & Exchange
Commission
450 Fifth Street, N.W.,
Washington, DC 20549

Re:       The Enterprise Group of
     Funds, Inc. Registration No. 2-
     28097
     Rule 497 Filing

To Whom It May Concern:

The following amendment to the Prospectus dated May 1,1998, is filed pursuant to Rule
497(e) by supplement or sticker to the
above-referenced Fund. No changes were
necessary to the above-referenced Fund or to the cross-reference sheet.

Thank you for your assistance. If you have any questions concerning this filing, please feel free to contact the undersigned at (404) 760-4040.

Sincerely,




Rene Romain
Senior Counsel

Attachment